united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 6/30/2015

Item 1. Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Shares		Value
	COMMON STOCKS - 94.1%
	AEROSPACE/DEFENSE - 1.6%
2,100	Boeing Co. +	$ 291,312
3,200	United Technologies Corp. +	354,976
		646,288
	AGRICULTURE - 2.9%
14,200	Philip Morris International, Inc. +	1,138,414

	AUTO MANUFACTURERS - 0.9%
10,600	General Motors Co. +	353,298

	AUTO PARTS & EQUIPMENT - 1.5%
4,000	Johnson Controls, Inc. +	198,120
3,600	Lear Corp. +	404,136
		602,256
	BANKS - 7.7%
10,000	Bank of New York Mellon Corp.	419,700
15,000	Citigroup, Inc. +	828,600
25,000	Fifth Third Bancorp +	520,500
1,200	Goldman Sachs Group, Inc.	250,548
8,900	JPMorgan Chase & Co.	603,064
9,400	US Bancorp	407,960
		3,030,372
	BEVERAGES - 2.1%
8,700	PepsiCo, Inc. +	812,058

	BIOTECHNOLOGY - 1.9%
2,500	Amgen, Inc. +	383,800
3,200	Celgene Corp. *	370,352
		754,152
	CHEMICALS - 2.2%
20,000	Potash Corp of Saskatchewan, Inc. +	619,400
2,300	LyondellBasell Industries NV +	238,096
		857,496
	COMPUTERS - 6.7%
8,700	Apple, Inc. +	1,091,198
13,800	EMC Corp. +	364,182
7,300	International Business Machines Corp. +	1,187,418
		2,642,798
	COSMETICS/PERSONAL CARE - 1.6%
8,200	Procter & Gamble Co. +	641,568

	DISTRIBUTION/WHOLESALE - 1.6%
15,000	Fastenal Co. +	632,700

	DIVERSIFIED FINANCE SERVICE - 2.7%
5,200	American Express Co. +	404,144
1,200	BlackRock, Inc. +	415,176
3,700	Visa, Inc.	248,455
		1,067,775
	ELECTRIC - 4.9%
2,600	Entergy Corp. +	183,300
22,800	PPL Corp. +	671,916
25,600	Southern Co. +	1,072,640
		1,927,856
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
10,000	Emerson Electric Co. +	554,300

	ELECTRONICS - 1.8%
2,000	Honeywell International, Inc.	203,940
4,000	Thermo Fisher Scientific, Inc. +	519,040
		722,980
	FOOD - 4.1%
3,800	Hershey Co. +	337,554
28,200	Sysco Corp. +	1,018,020
6,900	Whole Foods Market, Inc. +	272,136
		1,627,710

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2015

Shares		Value
	HEALTHCARE PRODUCTS - 5.7%
12,000	Baxter International, Inc. +	$ 839,160
4,100	Danaher Corp.	350,919
6,900	Stryker Corp. +	659,433
5,300	Medtronic PLC +	392,730
		2,242,242
	HEALTHCARE SERVICES - 1.1%
3,600	UnitedHealth Group, Inc.+	439,200

	INSURANCE - 2.8%
3,500	Berkshire Hathaway, Inc. * +	476,385
2,200	Chubb Corp. +	209,308
4,600	Prudential Financial, Inc. +	402,592
		1,088,285
	INTERNET - 8.9%
8,700	Alibaba Group Holding Ltd. * +	715,749
10,000	Facebook, Inc. - Cl. A * +	857,650
1,700	Google, Inc. - Cl. A * +	918,068
900	Priceline Group, Inc. * +	1,036,233
		3,527,700
	MEDIA - 2.4%
10,000	Comcast Corp.	601,400
5,500	Viacom, Inc.	355,520
		956,920
	MISCELLANEOUS MANUFACTURING - 4.1%
1,400	3M Co.	216,020
53,500	General Electric Co. +	1,421,495
		1,637,515
	OIL & GAS - 5.7%
8,400	Chevron Corp. +	810,348
15,000	Exxon Mobil Corp. +	1,248,000
2,700	Occidental Petroleum Corp. +	209,979
		2,268,327
	OIL & GAS SERVICES - 0.4%
2,000	Schlumberger Ltd. +	172,380

	PHARMACEUTICALS - 3.4%
8,500	Johnson & Johnson +	828,410
8,800	Merck & Co., Inc. +	500,984
		1,329,394
	PIPELINES - 1.0%
10,000	Kinder Morgan, Inc. +	383,900

	RETAIL - 3.9%
2,900	Home Depot, Inc.	322,277
5,500	McDonald's Corp. +	522,885
9,600	Wal-Mart Stores, Inc. +	680,928
		1,526,090
	SEMICONDUCTORS - 0.9%
12,000	Intel Corp. +	364,980

	SOFTWARE - 4.1%
15,500	Microsoft Corp. +	684,325
18,000	Oracle Corp. +	725,400
4,600	Paychex, Inc. +	215,648
		1,625,373

	TELECOMMUNICATIONS - 4.1%
18,200	Cisco Systems, Inc. +	499,772
24,200	Verizon Communications, Inc. +	1,127,962
		1,627,734

	TOTAL COMMON STOCKS (Cost - $38,661,199)	37,202,061

Contracts ^
	SCHEDULE OF PUT OPTIONS PURCHASED * - 2.1%
30	ProShares Short VIX Short-Term Futures ETF	35,310
	Expiration January 2016, Exercise Price $70.00
30	S & P 500 Index	804,000
	Expiration December 2017, Exercise Price $2,100.00
	TOTAL PUT OPTIONS PURCHASED (Cost - $829,003)	839,310

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 8.6%
3,383,329	Federated Government Obligations Fund - Institutional Class 0.01%**	$ 3,383,329
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,383,329)

	TOTAL INVESTMENTS - 104.8% (Cost - $42,873,531) (a)	$ 41,424,700
	CALL OPTIONS WRITTEN - (0.8) % (Proceeds - $485,151)	(328,282)
	PUT OPTIONS WRITTEN - (0.1) % (Proceeds - $46,334)	(58,760)
	OTHER LIABILITIES LESS ASSETS - (3.9) %	(1,502,017)
	NET ASSETS - 100.0%	$ 39,535,641

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (0.8) %
14	3M Co.	$ 1,778
	Expiration July 2015, Exercise Price $157.50
37	Alibaba Group Holding Ltd.	1,258
	Expiration July 2015, Exercise Price $90.00
50	Alibaba Group Holding Ltd.	6,700
	Expiration August 2015, Exercise Price $90.00
27	American Express Co.	1,215
	Expiration July 2015, Exercise Price $80.00
25	American Express Co.	2,025
	Expiration July 2015, Exercise Price $80.50
13	Amgen, Inc.	962
	Expiration July 2015, Exercise Price $167.50
12	Amgen, Inc.	396
	Expiration July 2015, Exercise Price $172.50
87	Apple, Inc.	10,527
	Expiration July 2015, Exercise Price $133.00
50	Bank of New York Mellon Corp.	800
	Expiration July 2015, Exercise Price $43.50
75	Baxter International, Inc.	7,125
	Expiration July 2015, Exercise Price $71.50
45	Baxter International, Inc.	2,340
	Expiration July 2015, Exercise Price $73.00
12	Blackrock, Inc.	780
	Expiration July 2015, Exercise Price $370.00
21	Boeing Co.	336
	Expiration July 2015, Exercise Price $155.00
14	Celgene Corp.	2,240
	Expiration July 2015, Exercise Price $118.00
18	Celgene Corp.	1,782
	Expiration July 2015, Exercise Price $120.00
22	Chubb Corp.	2,398
	Expiration October 2015, Exercise Price $100.00
182	Cisco Systems, Inc.	2,548
	Expiration August 2015, Exercise Price $30.00
150	Citigroup, Inc.	5,700
	Expiration July 2015, Exercise Price $57.50
100	Comcast Corp.	8,100
	Expiration August 2015, Exercise Price $62.50
41	Danaher Corp.	6,560
	Expiration August 2015, Exercise Price $87.50
138	EMC Corp.	5,382
	Expiration August 2015, Exercise Price $28.00
69	Emerson Electric Co.	2,622
	Expiration September 2015, Exercise Price $60.00
50	Facebook, Inc.	19,650
	Expiration July 2015, Exercise Price $85.00
50	Facebook, Inc.	13,750
	Expiration September 2015, Exercise Price $90.00
50	Fastenal Co.	3,500
	Expiration July 2015, Exercise Price $43.00
50	Fastenal Co.	1,700
	Expiration July 2015, Exercise Price $44.00
250	Fifth Third Bancorp	5,000
	Expiration August 2015, Exercise Price $22.00
535	General Electric Co.	16,585
	Expiration September 2015, Exercise Price $28.00
53	General Motors Co.	742
	Expiration September 2015, Exercise Price $38.00
53	General Motors Co.	1,537
	Expiration August 2015, Exercise Price $36.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (0.8) %
12	Goldman Sachs Group, Inc.	$ 3,324
	Expiration July 2015, Exercise Price $212.50
3	Google, Inc.	630
	Expiration July 2015, Exercise Price $570.00
7	Google, Inc.	2,975
	Expiration July 2015, Exercise Price $575.00
29	Home Depot, Inc.	1,769
	Expiration July 2015, Exercise Price $114.00
20	Honeywell International, Inc.	1,380
	Expiration July 2015, Exercise Price $105.00
60	Intel Corp.	510
	Expiration July 2015, Exercise Price $34.00
60	Intel Corp.	1,620
	Expiration August 2015, Exercise Price $33.00
73	International Business Machines Corp.	5,694
	Expiration August 2015, Exercise Price $175.00
40	Johnson Controls, Inc.	600
	Expiration July 2015, Exercise Price $52.50
89	JPMorgan Chase & Co.	4,272
	Expiration July 2015, Exercise Price $69.50
18	Lear Corporation	1,800
	Expiration August 2015, Exercise Price $120.00
18	Lear Corporation	2,790
	Expiration September 2015, Exercise Price $120.00
23	LyondellBasell Industries	4,485
	Expiration September 2015, Exercise Price $110.00
55	McDonald's Corp.	5,555
	Expiration August 2015, Exercise Price $100.00
53	Medtronic PLC	689
	Expiration July 2015, Exercise Price $77.50
26	Merck & Co., Inc.	806
	Expiration July 2015, Exercise Price $60.00
62	Merck & Co., Inc.	2,852
	Expiration August 2015, Exercise Price $60.00
155	Microsoft Corp.	5,270
	Expiration August 2015, Exercise Price $48.00
27	Occidental Petroleum Corp.	1,431
	Expiration July 2015, Exercise Price $80.00
68	Oracle Corp.	748
	Expiration August 2015, Exercise Price $44.00
112	Oracle Corp.	3,360
	Expiration September 2015, Exercise Price $44.00
46	Paychex, Inc.	874
	Expiration August 2015, Exercise Price $50.00
87	Pepsi Co., Inc.	2,088
	Expiration July 2015, Exercise Price $99.00
142	Philip Morris International, Inc.	17,040
	Expiration January 2016, Exercise Price $87.50
100	Potash Corp. of Saskatchewan, Inc.	3,300
	Expiration August 2015, Exercise Price $33.00
5	Priceline Group, Inc.	14,850
	Expiration August 2015, Exercise Price $1,200.00
4	Priceline Group, Inc.	7,960
	Expiration August 2015, Exercise Price $1,230.00
44	Procter & Gamble Co.	682
	Expiration July 2015, Exercise Price $82.50
38	Procter & Gamble Co.	1,064
	Expiration August 2015, Exercise Price $82.50
30	ProShares Short VIX Short-Term Futures ETF	33,060
	Expiration January 2016, Exercise Price $85.00
23	Prudential Financial, Inc.	1,679
	Expiration July 2015, Exercise Price $90.00
23	Prudential Financial, Inc.	6,233
	Expiration September 2015, Exercise Price $90.00
5	S & P 500 Index	1,438
	Expiration July 2015, Exercise Price $21.50
20	Schlumberger Ltd.	1,340
	Expiration August 2015, Exercise Price $92.50
69	Stryker Corp.	5,175
	Expiration July 2015, Exercise Price $97.50

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (0.8) %
130	Sysco Corp.	$ 1,300
	Expiration July 2015, Exercise Price $38.00
152	Sysco Corp.	3,040
	Expiration August 2015, Exercise Price $39.00
20	Thermo Fisher Scientific, Inc.	1,100
	Expiration July 2015, Exercise Price $135.00
20	Thermo Fisher Scientific, Inc.	5,400
	Expiration September 2015, Exercise Price $135.00
32	United Technologies Corp.	1,440
	Expiration July 2015, Exercise Price $117.00
22	UnitedHealth Group Corp.	9,570
	Expiration July 2015, Exercise Price $120.00
14	UnitedHealth Group Corp.	2,758
	Expiration July 2015, Exercise Price $125.00
94	US Bancorp	1,598
	Expiration July 2015, Exercise Price $45.00
112	Verizon Communications, Inc.	2,576
	Expiration October 2015, Exercise Price $50.00
130	Verizon Communications, Inc.	2,080
	Expiration August 2015, Exercise Price $49.00
55	Viacom, Inc.	5,665
	Expiration September 2015, Exercise Price $70.00
37	Visa, Inc.	2,812
	Expiration July 2015, Exercise Price $68.00
26	Wal-Mart Stores, Inc.	260
	Expiration July 2015, Exercise Price $75.00
35	Wal-Mart Stores, Inc.	1,750
	Expiration August 2015, Exercise Price $75.00
69	Whole Foods Market, Inc.	1,552
	Expiration July 2015, Exercise Price $44.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $485,151)	$ 328,282

	SCHEDULE OF PUT OPTIONS WRITTEN * - (0.1) %
20	S & P 500 Index	30,860
	Expiration August 2015, Exercise Price $1,905.00
60	Williams Cos., Inc.	27,900
	Expiration August 2015, Exercise Price $60.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $46,334)	$ 58,760

+ All or a portion of the security is held as collateral for covered calls.
* Non-income producing securities.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call and put options written) is
$43,621,189 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 136,662
	Unrealized depreciation:	(2,720,193)
	Net unrealized depreciation:	$ (2,583,531)

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 37,202,061	$ -	$ -	$ 37,202,061
Purchased Put Options		839,310	-	-	839,310
Short Term Investments		3,383,329	-	-	3,383,329
	Total	$ 41,424,700	$ -	$ -	$ 41,424,700
Liabilities
Call Options Written		$ 328,282	$ -	$ -	$ 328,282
Put Options Written		$ 58,760			58,760
	Total	$ 387,042	$ -	$ -	$ 387,042
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/27/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 8/27/15